Restructuring Initiatives (Tables)	12 Months Ended
Dec. 31, 2015
Other Restructuring Initiatives 2015 [Member]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The liability balance, which primarily consists of employee-related costs, for these various restructuring initiatives as of December 31, 2015 is as follows:

Total
2015 charges	$24.9
Adjustments	(2.8)
Cash payments	(17.8)
Foreign exchange	(.3)
Balance at December 31, 2015	$4.0

Schedule of Restructuring Charges Reportable by Business Segment [Table Text Block]
The charges approved to date under these various restructuring initiatives by reportable business segment were as follows:

	Europe, Middle East & Africa	South Latin America	North Latin America	Asia Pacific	Global & Other Operating Segments	Total
Charges incurred on approved initiatives	$4.2	$2.7	$.2	$5.8	$9.2	$22.1

$400M Cost Savings Initiative [Member]
Schedule of Restructuring Reserve by Type of Cost [Table Text Block]
The liability balance for the $400M Cost Savings Initiative as of December 31, 2015 is as follows:

	Employee- Related Costs	Inventory/ Asset Write-offs	Foreign Currency Translation Adjustment Write-offs	Contract Terminations/ Other	Total
Balance at December 31, 2012	$19.0	$—	$—	$1.7	$20.7
2013 Charges	45.5	.1	(3.5)	5.1	47.2
Adjustments	(.2)	(.8)	—	(.5)	(1.5)
Cash payments	(40.5)	—	—	(4.8)	(45.3)
Non-cash write-offs	2.0	.7	3.5	—	6.2
Foreign exchange	.1	—	—	.1	.2
Balance at December 31, 2013	$25.9	$—	$—	$1.6	$27.5
2014 Charges	64.2	—	3.7	7.4	75.3
Adjustments	(6.3)	—	—	(1.1)	(7.4)
Cash payments	(44.8)	—	—	(6.9)	(51.7)
Non-cash write-offs	.2	—	(3.7)	—	(3.5)
Foreign exchange	(2.1)	—	—	(.1)	(2.2)
Balance at December 31, 2014	$37.1	$—	$—	$.9	$38.0
2015 Charges	.6	—	(.4)	.3	.5
Adjustments	(5.0)	—	—	(.1)	(5.1)
Cash payments	(25.8)	—	—	(.6)	(26.4)
Non-cash write-offs	.4	—	.4	—	.8
Foreign exchange	(1.5)	—	—	(.1)	(1.6)
Balance at December 31, 2015	$5.8	$—	$—	$.4	$6.2

Schedule of Restructuring and Related Costs
The following table presents the restructuring charges incurred to-date, net of adjustments, under our $400M Cost Savings Initiative:

	Employee- Related Costs	Inventory/ Asset Write-offs	Foreign Currency Translation Adjustment Write-offs	Contract Terminations/ Other	Total
Total charges incurred	$126.1	$.7	$(.2)	$12.9	$139.5

Schedule of Restructuring Charges Reportable by Business Segment [Table Text Block]
The charges, net of adjustments, of initiatives under the $400M Cost Savings Initiative by reportable business segment were as follows:

	Europe, Middle East & Africa	South Latin America	North Latin America	Asia Pacific	Global & Other Operating Segments	Total
2012	$1.1	$11.5	$1.2	$11.4	$5.3	$30.5
2013	13.1	1.4	(.3)	4.3	27.2	45.7
2014	12.3	15.4	5.6	6.5	28.2	68.0
2015	(1.2)	(.6)	(.9)	.2	(2.2)	(4.7)
Total charges incurred	$25.3	$27.7	$5.6	$22.4	$58.5	$139.5